Acquisition of STC-MEMS (Details) - USD ($)		12 Months Ended
	Mar. 23, 2017	Jun. 30, 2017	Jun. 30, 2016
Assets acquired and liabilities assumed at fair value
Gain on bargain purchase		$ 1,725,881
Smart Systems Technology & Commercialization Center (STC-MEMS) [Member]
Amount of consideration:	$ 4,576,591
Assets acquired and liabilities assumed at fair value
Land	1,000,000
Building	3,000,000
Inventory	96,049
STC-MEMS equipment	2,124,650
Customer relationships	81,773
Total Assets Acquired less Liabilities Assumed	6,302,472
Total net assets acquired	6,302,472
Consideration paid	4,576,591
Gain on bargain purchase	$ 1,725,881